INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES, NET
Schedule of inventories, net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Raw materials	76,786	258,912	37,190
Packaging and other supplies	53,990	105,231	15,116
Pre-made food and beverage items	19,239	21,401	3,074
	150,015	385,544	55,380